FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Sensitivity Analysis Regarding Change in Interest Rates (Details) - Interest rate risk - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Soles at 50 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 51,429	S/ 30,754
Sensitivity of net economic value	S/ 297,149	S/ 425,783
Soles at 75 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 77,143	S/ 46,132
Sensitivity of net economic value	S/ 445,724	S/ 638,675
Soles at 100 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 102,857	S/ 61,509
Sensitivity of net economic value	S/ 594,298	S/ 851,567
Soles at 150 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 154,286	S/ 92,263
Sensitivity of net economic value	S/ 891,447	S/ 1,277,350
U.S. Dollar at 50 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 173,047	S/ 134,532
Sensitivity of net economic value	S/ 338,248	S/ 191,211
U.S. Dollar at 75 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 259,571	S/ 201,798
Sensitivity of net economic value	S/ 507,372	S/ 286,816
U.S. Dollar at 100 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 346,095	S/ 269,064
Sensitivity of net economic value	S/ 676,496	S/ 382,421
U.S. Dollar at 150 Basis Points Change
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 519,142	S/ 403,595
Sensitivity of net economic value	S/ 1,014,745	S/ 573,632